Income Taxes (Narrative) (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Effective Income Tax Rate, Continuing Operations	4.10%	0.00%	3.10%	0.00%	0.00%	(32.00%)